Income Taxes (Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, deferred tax adjustment percent	0.00%	15.50%	(11.40%)
Depreciation / property basis	$ (111.8)	$ (77.4)
Income taxes recoverable	17.1	25.0
Deferred Tax Liabilities, Regulatory Assets and Liabilities	(24.8)	(15.4)
Investment tax credit	0.6	0.6
Compensation and employee benefits	2.2	2.2
Intangibles	(0.4)	(0.4)
Long-term debt	(2.1)	(2.1)
Other	(8.0)	(8.8)
Net non-current liabilities	(127.2)	(116.1)
Deferred tax assets related to state and local net operating loss carryforwards, valuation allowances	29.0	29.9
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities	$ 0.0	39.8
Deferred Tax Liabilities, net Non-current Including Discontinued Operations		$ 76.3